Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
January 31, 2026
WLF-NPRT3-0426
1.9893109.106
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	5,910	1,789,184
CANADA - 0.9%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	18,137	1,429,622
FRANCE - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	7,811	612,070
ITALY - 1.2%
Industrials - 1.2%
Electrical Equipment - 1.2%
Prysmian SpA	15,949	1,899,022
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	4,067	919,711
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (b)(c)	34,700	106,834
UNITED STATES - 93.7%
Communication Services - 8.6%
Entertainment - 2.1%
Netflix Inc (a)	18,885	1,576,709
Walt Disney Co/The	16,658	1,879,022
		3,455,731
Interactive Media & Services - 6.5%
Alphabet Inc Class A	16,738	5,657,444
Alphabet Inc Class C	14,159	4,793,246
		10,450,690
TOTAL COMMUNICATION SERVICES		13,906,421
Consumer Discretionary - 9.7%
Broadline Retail - 4.9%
Amazon.com Inc (a)	29,153	6,976,314
Etsy Inc (a)	16,691	883,955
		7,860,269
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp	11,579	1,064,689
Household Durables - 0.8%
Taylor Morrison Home Corp (a)	21,367	1,302,319
Specialty Retail - 1.8%
Lowe's Cos Inc	4,517	1,206,310
Williams-Sonoma Inc	8,397	1,718,446
		2,924,756
Textiles, Apparel & Luxury Goods - 1.5%
NIKE Inc Class B	12,445	769,225
Tapestry Inc	13,233	1,679,400
		2,448,625
TOTAL CONSUMER DISCRETIONARY		15,600,658
Consumer Staples - 4.2%
Beverages - 1.6%
Coca-Cola Co/The	22,259	1,665,196
Keurig Dr Pepper Inc	28,392	779,076
		2,444,272
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	1,459	884,884
Household Products - 0.9%
Procter & Gamble Co/The	10,065	1,527,565
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	16,940	1,952,843
TOTAL CONSUMER STAPLES		6,809,564
Energy - 1.6%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	27,295	1,529,612
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (a)	28,844	1,049,056
TOTAL ENERGY		2,578,668
Financials - 12.2%
Banks - 6.5%
Bank of America Corp	40,059	2,131,139
Citigroup Inc	15,072	1,743,981
Huntington Bancshares Inc/OH	61,822	1,080,649
JPMorgan Chase & Co	10,500	3,211,845
US Bancorp	16,404	920,428
Wells Fargo & Co	16,355	1,479,964
		10,568,006
Capital Markets - 1.5%
Bank of New York Mellon Corp/The	9,116	1,093,191
Nasdaq Inc	13,582	1,315,960
		2,409,151
Consumer Finance - 0.4%
SLM Corp	20,862	566,402
Financial Services - 1.2%
Mastercard Inc Class A	3,445	1,856,132
Insurance - 2.6%
Hartford Insurance Group Inc/The	13,131	1,773,473
Marsh & McLennan Cos Inc	6,105	1,148,900
Progressive Corp/The	6,395	1,330,160
		4,252,533
TOTAL FINANCIALS		19,652,224
Health Care - 11.4%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	4,273	1,444,530
Biogen Inc (a)	5,260	946,221
Gilead Sciences Inc	11,550	1,639,523
		4,030,274
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	12,308	1,151,167
Insulet Corp (a)	3,792	970,032
		2,121,199
Health Care Providers & Services - 0.8%
Cigna Group/The	4,898	1,342,591
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	1,837	374,600
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific Inc	3,032	1,754,346
Pharmaceuticals - 5.5%
Elanco Animal Health Inc (a)	34,768	837,213
Eli Lilly & Co	3,637	3,772,115
GSK PLC ADR	37,883	1,954,763
Johnson & Johnson	9,517	2,162,738
		8,726,829
TOTAL HEALTH CARE		18,349,839
Industrials - 11.2%
Aerospace & Defense - 0.9%
Boeing Co (a)	6,176	1,443,455
Building Products - 0.8%
Trane Technologies PLC	2,914	1,225,570
Commercial Services & Supplies - 0.3%
Veralto Corp	5,132	507,965
Construction & Engineering - 0.6%
Quanta Services Inc	2,098	995,774
Electrical Equipment - 3.4%
Eaton Corp PLC	3,344	1,175,148
GE Vernova Inc	2,955	2,146,424
nVent Electric PLC	11,078	1,243,616
Regal Rexnord Corp	5,949	960,764
		5,525,952
Machinery - 3.6%
Cummins Inc	2,221	1,285,559
Ingersoll Rand Inc	13,986	1,204,055
Parker-Hannifin Corp	2,107	1,971,815
Westinghouse Air Brake Technologies Corp	5,739	1,320,773
		5,782,202
Professional Services - 1.6%
KBR Inc	12,823	548,953
Leidos Holdings Inc	7,615	1,433,752
UL Solutions Inc Class A	8,044	564,930
		2,547,635
TOTAL INDUSTRIALS		18,028,553
Information Technology - 29.9%
Communications Equipment - 1.2%
Arista Networks Inc (a)	13,483	1,911,080
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp (a)	4,306	913,647
IT Services - 0.9%
IBM Corporation	4,947	1,517,245
Semiconductors & Semiconductor Equipment - 11.6%
First Solar Inc (a)	7,628	1,720,267
Marvell Technology Inc	14,316	1,129,819
Micron Technology Inc	6,706	2,782,185
NVIDIA Corp	68,242	13,043,094
		18,675,365
Software - 7.7%
Autodesk Inc (a)	4,369	1,104,789
Gen Digital Inc	52,206	1,252,422
Intuit Inc	1,786	891,071
Microsoft Corp	19,863	8,546,850
Synopsys Inc (a)	1,365	634,882
		12,430,014
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc	41,483	10,764,009
Dell Technologies Inc Class C	6,587	753,816
Western Digital Corp	5,329	1,333,476
		12,851,301
TOTAL INFORMATION TECHNOLOGY		48,298,652
Materials - 1.7%
Construction Materials - 1.1%
CRH PLC	8,259	1,010,984
James Hardie Industries PLC (a)	34,949	803,478
		1,814,462
Metals & Mining - 0.6%
Newmont Corp	7,915	889,250
TOTAL MATERIALS		2,703,712
Real Estate - 2.3%
Health Care REITs - 1.2%
Ventas Inc	24,589	1,909,828
Specialized REITs - 1.1%
American Tower Corp	4,768	854,806
Public Storage	3,161	873,037
		1,727,843
TOTAL REAL ESTATE		3,637,671
Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	18,010	1,583,079
TOTAL UNITED STATES		151,149,041
TOTAL COMMON STOCKS (Cost $103,158,451)		157,905,484

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Somatus Inc Series E (a)(b)(c) (Cost $350,799)	402	515,826

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,477,793)	3.70	2,477,297	2,477,793

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $105,987,043)	160,899,103
NET OTHER ASSETS (LIABILITIES) - 0.3%	455,132
NET ASSETS - 100.0%	161,354,235

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $622,660 or 0.4% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	350,799

Starling Bank Ltd	6/18/2021 - 4/5/2022	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	22,398,328	19,920,410	46,587	(125)	-	2,477,793	2,477,297	0.0%
Total	-	22,398,328	19,920,410	46,587	(125)	-	2,477,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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